Schedule of reconciliation of accounting profit multiplied by applicable tax rates (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Loss before income tax before continuing operations			$ (44,216)	$ (19,506)	$ (23,660)
Group weighted average corporation tax rate			18.36%	26.60%	22.20%
Tax at standard rate			$ 8,121	$ 5,189	$ 5,253
Expenses that are not deductible for tax purposes					(833)
Adjustment to prior year tax provisions					137
Deferred tax assets not recognized on tax losses			(9,724)	(5,748)	(3,415)
Consolidated Statement of Comprehensive Income	$ (381)	$ 196	$ (1,603)	$ (559)	$ 1,142